Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2005 Portfolio℠
March 31, 2023
VIPF2005-NPRT1-0523
1.830285.117
Domestic Equity Funds - 6.4%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	2,824	115,962
VIP Equity-Income Portfolio Initial Class (a)	3,998	94,713
VIP Growth & Income Portfolio Initial Class (a)	5,149	129,282
VIP Growth Portfolio Initial Class (a)	2,418	189,370
VIP Mid Cap Portfolio Initial Class (a)	894	30,157
VIP Value Portfolio Initial Class (a)	4,013	67,944
VIP Value Strategies Portfolio Initial Class (a)	2,330	33,873
TOTAL DOMESTIC EQUITY FUNDS (Cost $398,732)		661,301

International Equity Funds - 12.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	50,506	518,190
VIP Overseas Portfolio Initial Class (a)	30,151	721,209
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $971,789)		1,239,399

Bond Funds - 62.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	188,313	1,756,964
Fidelity International Bond Index Fund (a)	29,381	265,602
Fidelity Long-Term Treasury Bond Index Fund (a)	30,111	323,698
VIP High Income Portfolio Initial Class (a)	37,659	170,596
VIP Investment Grade Bond II Portfolio - Initial Class (a)	410,657	3,938,197
TOTAL BOND FUNDS (Cost $6,801,246)		6,455,057

Short-Term Funds - 19.1%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $1,969,076)	1,969,076	1,969,076

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,140,843)	10,324,833
NET OTHER ASSETS (LIABILITIES) - 0.0%	(239)
NET ASSETS - 100.0%	10,324,594

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,763,637	75,711	141,433	(3,756)	(8,760)	67,809	1,756,964
Fidelity International Bond Index Fund	269,304	12,905	23,497	-	(189)	7,079	265,602
Fidelity Long-Term Treasury Bond Index Fund	385,513	23,950	109,161	2,834	(19,648)	43,044	323,698
VIP Contrafund Portfolio Initial Class	116,910	7,410	17,751	1,095	1,416	7,977	115,962
VIP Emerging Markets Portfolio Initial Class	631,871	51,162	195,601	993	3,513	27,245	518,190
VIP Equity-Income Portfolio Initial Class	104,759	4,141	14,860	-	1,293	(620)	94,713
VIP Government Money Market Portfolio Initial Class 4.62%	1,966,265	291,054	288,243	20,655	-	-	1,969,076
VIP Growth & Income Portfolio Initial Class	135,561	6,799	19,290	486	2,865	3,347	129,282
VIP Growth Portfolio Initial Class	183,611	14,618	25,734	1,195	610	16,265	189,370
VIP High Income Portfolio Initial Class	171,757	8,341	14,182	115	(935)	5,615	170,596
VIP Investment Grade Bond II Portfolio - Initial Class	3,776,786	330,350	290,617	1,213	(4,870)	126,548	3,938,197
VIP Mid Cap Portfolio Initial Class	32,695	1,246	4,915	75	841	290	30,157
VIP Overseas Portfolio Initial Class	727,465	39,581	119,439	-	10,141	63,461	721,209
VIP Value Portfolio Initial Class	75,539	2,684	11,675	-	2,438	(1,042)	67,944
VIP Value Strategies Portfolio Initial Class	37,443	1,544	5,826	88	1,567	(855)	33,873
	10,379,116	871,496	1,282,224	24,993	(9,718)	366,163	10,324,833

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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